Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Deficit [Abstract]
Schedule of warrants to purchase shares of common stock [Table Text Block]
As of December 31, 2013, warrants to purchase shares of common stock consisted of the following (in thousands, except per share price):

			Outstanding at
Date Issued	Expiration Date	Exercise Price	December 31, 2013
12/18/2009	12/18/2014	$2.13	42
04/13/2012	04/13/2018	$1.15	5,409
			5,451

Schedule of common stock reserved for future issuance [Table Text Block]
As of December 31, 2013, shares of common stock reserved by us for future issuance consisted of the following (in thousands):

Stock options outstanding	6,732
Shares issuable upon the exercise of warrants	5,451
12,183